March 5, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Advantage Funds, Inc.
-BNY Mellon Dynamic Total Return Fund
-BNY Mellon Global Dynamic Bond Income Fund
-BNY Mellon Global Real Return Fund
-BNY Mellon Sustainable Balanced Fund
 1933 Act File No.: 33-51061
 1940 Act File No.: 811-07123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for BNY Mellon Global Dynamic Bond Income Fund and Statement of Additional Information for each of the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 168 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 24, 2021.

Additionally, the Prospectuses for BNY Mellon Dynamic Total Return Fund, BNY Mellon Global Real Return Fund, and BNY Mellon Sustainable Balanced Fund have been filed pursuant to Rule 497(c) under the Securities Act of 1933.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal